Intangible Assets, Net (Details) $ / shares in Units, ¥ in Millions												1 Months Ended				6 Months Ended
	Feb. 14, 2024 shares	Sep. 25, 2023 shares	Jul. 21, 2023 shares	Apr. 13, 2023 shares	Sep. 23, 2022 shares	Sep. 22, 2022 shares	Jul. 26, 2022 $ / shares	Jul. 08, 2022 USD ($) shares	Jul. 08, 2022 USD ($) shares	Jun. 22, 2022 USD ($)	Jun. 21, 2021 USD ($)	Dec. 20, 2022 USD ($) shares	Jul. 30, 2022 USD ($) $ / shares shares	Jul. 30, 2022 CNY (¥) shares	Mar. 18, 2022 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Aug. 15, 2022 shares
Intangible Assets, Net [Line Items]
Agreement fair value								$ 8,496,724	$ 8,496,724
Ordinary share par value								2,804			$ 1
Additional paid-in capital								$ 8,493,919	$ 8,493,919	$ 322,400		$ 2,844,276			$ 307,960
Ordinary shares issued (in Shares) | shares			2,600,000													2		16,363,636
Reverse stock split shares (in Shares) | shares	81,301	81,301	120,000	81,301	1,636	0.2			2,804
Intangible asset																$ 6,321,792
Useful life																5 years
Amortization expenses of intangible assets																$ 17,872	$ 716,974
Customer Relationships [Member]
Intangible Assets, Net [Line Items]
Useful life																10 years
Purchase price amount																$ 1,426,798
Copyrights And Trademarks [Member]
Intangible Assets, Net [Line Items]
Useful life																5 years
Purchase price amount																$ 242,556
E Home Hong Kong [Member]
Intangible Assets, Net [Line Items]
Transfer Agreement Description																the Company and its wholly owned subsidiary, E-Home Hong Kong, entered into equity transfer agreements with Zhongrun, a limited liability company established in China and Ms. Ling Chen, pursuant to which Ms. Chen agreed to transfer 55% and 20% of the equity interests in Zhongrun to E-Home Hong Kong, in consideration for the sum of (i) RMB3 million (approximately $0.453 million, not paid) in cash and (ii) 28,041,992 ordinary shares of the Company
Ordinary shares issued (in Shares) | shares								28,041,992
Reverse stock splits (in Shares) | shares																2,804
Agreement fair value												2,853,596
Ordinary share par value												9,320
Additional paid-in capital												$ 2,844,276
Ordinary shares issued (in Shares) | shares												4,660,129
Ms. Chen [Member]
Intangible Assets, Net [Line Items]
Reverse stock split shares (in Shares) | shares				9,320
Mr. Xie [Member]
Intangible Assets, Net [Line Items]
Reverse stock split shares (in Shares) | shares					1,444
Equity interest percentage													100.00%	100.00%
Aggregate shares (in Shares) | shares													14,438,584	14,438,584
Stock split value													$ 5,590,000	¥ 39.2
Issuance price percentage													130.00%	130.00%
Average closing price per share (in Dollars per share) | $ / shares							$ 0.39						$ 0.39